Consolidated Statements of Changes in Shareholder’s Equity		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in Capital CNY (¥)	Additional paid-in Capital USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 3,633	[1]			¥ (3,633)		¥ 4,564,967		¥ 130,204,835		¥ 15,427,224		¥ (3,001,535)		¥ 147,195,491
Balance (in Shares) | shares	[1]	40,000,000		40,000,000
Balance at Dec. 31, 2022		¥ 3,633	[1]			(3,633)		4,564,967		130,204,835		15,427,224		(3,001,535)		147,195,491
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	40,000,000		40,000,000
Net income (loss)										9,371,442						9,371,442
Foreign currency translation adjustments														(3,834,072)		(3,834,072)
Balance at Dec. 31, 2023		¥ 3,633	[1]			(3,633)		4,564,967		137,963,073		17,040,428		(6,835,607)		152,732,861
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	40,000,000		40,000,000
Statutory reserves										(1,613,204)		1,613,204
Balance (in Dollars)		¥ 3,633	[1]			(3,633)		4,564,967		137,963,073		17,040,428		(6,835,607)		152,732,861
Balance (in Shares) | shares	[1]	40,000,000		40,000,000
Net income (loss)										8,651,807						8,651,807
Foreign currency translation adjustments														(5,305,395)		(5,305,395)
Dividend declared										(45,012,672)						(45,012,672)
Balance at Dec. 31, 2024		¥ 3,633	[1]			(3,633)		4,564,967		94,789,570		23,853,066		(12,141,002)		111,066,601
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	40,000,000		40,000,000
Statutory reserves										(6,812,638)		6,812,638
Balance (in Dollars)		¥ 3,633	[1]			(3,633)		4,564,967		94,789,570		23,853,066		(12,141,002)		111,066,601
Balance (in Shares) | shares	[1]	40,000,000		40,000,000
Net income (loss)										(18,191,115)						(18,191,115)	$ (2,600,624)
Foreign currency translation adjustments														262,363		262,363
Dividend declared
Issuance of ordinary shares, net of offering expenses		¥ 92	[1]					16,043,858								16,043,950
Issuance of ordinary shares, net of offering expenses (in Shares) | shares	[1]	1,000,000		1,000,000
Issuance of ordinary shares under 2025 securities incentive plan		¥ 181	[1]					27,031,458								27,031,639
Issuance of ordinary shares under 2025 securities incentive plan (in Shares) | shares	[1]	2,000,000		2,000,000
Balance at Dec. 31, 2025		¥ 3,906	[1]	$ 558	[1]	(3,633)	$ (519)	47,640,283	$ 6,810,717	76,154,691	$ 10,887,174	24,296,830	$ 3,473,506	(11,878,639)	$ (1,698,186)	136,213,438	19,473,250
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	43,000,000		43,000,000
Statutory reserves										(443,764)		443,764
Balance (in Dollars)		¥ 3,906	[1]	$ 558	[1]	¥ (3,633)	$ (519)	¥ 47,640,283	$ 6,810,717	¥ 76,154,691	$ 10,887,174	¥ 24,296,830	$ 3,473,506	¥ (11,878,639)	$ (1,698,186)	¥ 136,213,438	$ 19,473,250
Balance (in Shares) | shares	[1]	43,000,000		43,000,000

[1]	Ordinary Shares, shares associated amounts and per share data are presented on a retroactive basis to reflect the reorganization as described in Note 1, and to reflect a stock split and nominal share issuance as described in Note 12.